Equity-Accounted Investees - Additional Information (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Name of joint venture		Wallbox-Fawsn New Energy Vehicle Charging Technology (Suzhou) Co., Ltd. (hereinafter “Wallbox Fawsn”)
Date Of Incorporation Of Joint Venture		Jun. 15, 2019
Proportion of ownership interest in joint venture	50.00%	50.00%
Principal place of business of joint venture		China
Description of nature of entity's operations and principal activities		manufacture and sale of charging solutions with a clear focus on the automotive sector
Commitments in relation to joint ventures		€ 0	€ 159,093
Share Of Profit Loss Of Joint Venturers For The Year		652,974	422,216	€ 387,565
Share of profit (loss) of joint ventures accounted for using equity method		€ 0	€ 253,486	€ 387,565
Description of nature and extent of significant restrictions on transfer of funds to entity		no significant restrictions
Cumulative unrecognised share of losses of joint ventures		€ 821,704
WallboxFawsn [Member] | Joint ventures where entity is venturer [member]
Statement [Line Items]
Name of joint venture	Wallbox-Fawsn New Energy Vehicle Charging Technology (Suzhou) Co., Ltd. (hereinafter “Wallbox Fawsn”)
Date Of Incorporation Of Joint Venture	Jun. 15, 2019
Principal place of business of joint venture	China
Description of nature of entity's operations and principal activities	manufacture and sale of charging solutions with a clear focus on the automotive sector.